ACCOUNTS PAYABLE AND OTHER	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Current
Accounts payable	$4,508	$4,099
Accrued and other liabilities (1) (2)	5,616	5,792
Lease liabilities	304	332
Financial liabilities (3)	290	352
Insurance liabilities	396	357
Work in progress (4)	1,312	1,175
Provisions and decommissioning liabilities	736	770
Liabilities associated with assets held for sale	474	42
Total current	$13,636	$12,919
Non-current
Accounts payable	$98	$90
Accrued and other liabilities (2)	1,589	1,623
Lease liabilities	1,227	1,274
Financial liabilities (3)	2,076	2,141
Insurance liabilities	1,518	1,545
Work in progress (4)	50	49
Provisions and decommissioning liabilities	769	789
Total non-current	$7,327	$7,511
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(1)Includes bank overdrafts of $457 million as at June 30, 2023 (December 31, 2022: $636 million).
(2)Includes post-employment benefits of $642 million ($14 million current and $628 million non-current) as at June 30, 2023 and $642 million ($20 million current and $622 million non-current) as at December 31, 2022.
(3)Includes financial liabilities of $1,429 million ($64 million current and $1,365 million non-current) as at June 30, 2023 and $1,673 million ($74 million current and $1,599 million non-current) as at December 31, 2022 related to a failed sale and leaseback of hospitals. During the quarter, a gain of $208 million was recognized in other income (expense), net in the unaudited interim condensed statement of operating results for the three months ended June 30, 2023, from the extinguishment of a liability related to leased hospitals. During the period the company entered into a new failed sale leaseback arrangement with a different counterparty for the same hospitals.
(4)See Note 15 for additional information.